Consolidated Balance Sheets (10K) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 358	$ 775	$ 641	$ 945	$ 486
Accounts receivable, net of allowance of $22 and $22 at December 31, 2014 and 2013	159	122		410
Prepaid expenses and other current assets	125	80		57
Total current assets	642	977		1,412
Property and equipment, net	17	11		17
Intangible assets, net	673	933		1,290
Other assets	29	29		29
Total assets	1,361	1,950		2,748
Current liabilities:
Accounts payable	420	328		327
Accrued compensation	272	293		315
Other accrued liabilities	477	338		232
Deferred revenue	353	257		490
Total current liabilities	1,772	1,216		1,364
Deferred revenue long-term	490	700		74
Deferred rent	2	41		86
Derivative liability		18		25
Other long-term liabilities	21	28
Total liabilities	$ 2,285	$ 2,003		$ 1,549
Commitments and Contingencies (Note 10)
Equity (deficit):
Common Stock, $0.01 par value; 2,000,000 shares authorized; 234,306 and 232,558 shares issued and outstanding at December 31, 2014 and 2013, respectively.	$ 2,407	$ 2,407		$ 2,390
Treasury shares, 6,500 and 0 shares at December 31. 2014 and December 31, 2013, respectively	(325)	(325)		(325)
Additional paid in capital	93,604	94,995		96,172
Accumulated deficit	(126,082)	(123,199)		(119,184)
Accumulated other comprehensive loss	(14)	(14)		(14)
Total iSign stockholder' equity	(388)	483		1,735
Non-Controlling interest	(536)	(536)		(536)
Total equity (deficit)	(924)	(53)		1,199	1,387
Total liabilities and equity (deficit)	1,361	1,950		2,748
Series A-1 Preferred Stock [Member]
Equity (deficit):
Preferred stock by class of stock	929	875		1,031
Total equity (deficit)	929	875		1,031	953
Series B Preferred Stock [Member]
Equity (deficit):
Preferred stock by class of stock	11,320	10,381		9,232
Total equity (deficit)	11,320	10,381		9,232	8,188
Series C Preferred Stock [Member]
Equity (deficit):
Preferred stock by class of stock	5,934	5,553		5,086
Total equity (deficit)	5,934	5,553		5,086	4,753
Series D-1 Preferred Stock [Member]
Equity (deficit):
Preferred stock by class of stock	6,724	5,139		3,345
Total equity (deficit)	6,724	5,139		3,345	2,159
Series D-2 Preferred Stock [Member]
Equity (deficit):
Preferred stock by class of stock	5,115	4,671		4,002
Total equity (deficit)	$ 5,115	$ 4,671		$ 4,002	$ 3,073